EARNINGS PER COMMON SHARE (Details)	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net earnings	$ 4,040,197	¥ 26,051,187	¥ 23,055,720	¥ 27,276,435
Less: Dividends paid to participating securities | ¥			(693,728)
Net earnings attributable to participating securities | ¥		(130,924)		(509,201)
Net earnings available to common shareholders | ¥		¥ 25,920,263	¥ 22,361,992	¥ 26,767,234
Denominator for basic earnings per share:
Weighted average common shares outstanding	45,635,186	45,635,186	45,597,580	45,227,159
Plus: Incremental shares issuable upon exercise of share options				4,396
Denominator for diluted earnings per share	45,635,186	45,635,186	45,597,580	45,231,555
Basic earnings per common share | (per share)	$ 0.09	¥ 0.57	¥ 0.49	¥ 0.59
Diluted earnings per common share | (per share)	$ 0.09	¥ 0.57	¥ 0.49	¥ 0.59
Shares issuable under share options	1,904,067	1,904,067	3,885,667	3,914,667